Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Contingencies

Note 11 – Contingencies

Legal Proceedings

From time to time, the Company may become involved in lawsuits and other legal proceedings that arise in the course of business. Litigation is subject to inherent uncertainties, and it is not possible to predict the outcome of litigation with total confidence. The Company is currently not aware of any legal proceedings or potential claims against it whose outcome would be likely, individually or in the aggregate, to have a material adverse effect on the Company’s business, financial condition, operating results, or cash flows, other than those described below.

Anthony Davis v. YayYo, Inc., and Ramy El-Batrawi

A complaint was filed on March 5, 2020, in the Los Angeles Superior Court by plaintiff Anthony Davis, who was hired by the Company as its CEO and as a director on or about December 2016. Mr. Davis’s employment with the Company ended after several months. As part of his compensation, Mr. Davis alleges that he expected to receive stock options in the Company. In his pleadings, Mr. Davis admits that he resigned from his executive officer and director positions, but asserts that he did not receive certain compensation in the form of stock options (he has also included a claim for wage and hour violations). The Company denies liability and has asserted that it has paid Mr. Davis all amounts due to him under his employment agreement, while also asserting that Mr. Davis failed to exercise his stock options before they expired on December 31, 2018. The Company filed a demurrer to the first amended complaint, which the Superior Court granted in part and denied in part on September 8, 2021. The Plaintiff since filed a second amended complaint, to which the Company has filed an answer. The Company’s position is that the lawsuit entirely lacks merit, and the Company intends to defend it vigorously.

Ivan Rung v. YayYo, Inc., Ramy El-Batrawi, et al., 20STCV27876 and Michael Vanbecelaere v. YayYo, Inc., Ramy El-Batrawi, et al., 20STCV28066 (Vanbecelaere)(hereafter the “State Cases”)

On July 22 and July 23, 2020, respectively, two actions were filed in the Los Angeles Superior Court. The complaints underlying the State Cases differ only by a few words and some random punctuation marks, and are therefore virtually identical. Plaintiffs Ivan Rung and Michael Vanbecelaere each claimed to have purchased the Common Stock as part of the Company’s initial public offering (the “IPO”); they purport to bring a securities class action on behalf of all purchasers of the Common Stock pursuant to the registration statement and prospectus filed with the SEC and distributed in connection with the Company’s IPO, which was launched on November 14, 2019. The State Case complaints allege misrepresentations and material omissions in the SEC filings in violation of Sections 11 and 15 of the Securities Act of 1933, as amended (the “Securities Act”). The Company has and continues to vigorously deny any and all liability and asserts that the State Cases are baseless. It is the Company’s firm position that it accurately and completely disclosed all material facts and circumstances in its SEC filings relating to the IPO, and subsequently in its periodic SEC reports, including those that were potentially adverse to the Company’s operations and business prospects. The State Cases litigation is presently stayed pending the outcome of the federal securities case discussed below (Hamlin v. YayYo, Inc.), as to which, as noted below, the parties have announced a “settlement in principle”, which is subject to court approval in the district court. The Company anticipates filing motions to dismiss the purported class actions in Superior Court on the basis of the anticipated approval of the federal settlement.

EVmo, Inc.

Notes to Condensed Consolidated Financial Statements

For the Nine Months Ended September 30, 2021 and 2020 (unaudited)

Jason Hamlin v. YayYo, Inc., Ramy El-Batrawi, et al., 20-cv-8235 (SVW) and William Koch v. YayYo, Inc., Ramy El-Batrawi, et al., 20-cv-8591 (SVW)(now consolidated as “In re YayYo Securities Litigation”)

These two actions were filed on September 9, 2020 and September 18, 2020, respectively, in the United States District Court for the Central District of California. Plaintiffs Jason Hamlin and William Koch each claim to have purchased the Common Stock as part of the IPO and, like the plaintiffs in the State Cases, purport to bring a securities class action pursuant to Sections 11 and 15 of the Securities Act, as well as and Section 17(a) and 10(b)(5) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) on behalf of all purchasers of the Common Stock in the IPO. The first amended complaint, like the State Cases, alleges false statements and material omissions of material fact in connection with the SEC filings distributed in connection with the IPO. The defendants include directors of the Company and the underwriters of the IPO, WestPark Capital, Inc. (“WestPark”) and Aegis Capital Corp. The federal court has consolidated the two matters for all practical purposes. As with the State Cases, the Company denies liability and asserts that it accurately and completely disclosed all material facts and circumstances in its SEC filings, and that the complaint’s alleged violations of securities laws are baseless. Please see Note 13- Subsequent Events for a description of a provisional settlement of this litigation. On October 28, 2021, the parties filed a Joint Notice of Pending Settlement and the court subsequently stayed all deadlines until the court issues a ruling on the motion for preliminary approval of the class settlement. Please see Note 13- Subsequent Events for a description of this provisional settlement.

Konop v. El-Batrawi, et al., 1:20-cv-1379- MN (Filed in Del. District Court)

On October 12, 2020 a complaint was filed in Delaware District Court, which has since been transferred to the U.S. District Court for the Central District of California, and assigned as a related case to the judge in the pending federal securities action described immediately above. This case is a purported shareholder derivative action, in which the Company is a nominal defendant, alleging that the Company’s executive officers and directors at the time of its IPO made false and misleading statements relating to the Company’s business, operations, and future prospects and that the directors breached their fiduciary duties in doing so. The Company believes that the allegations of the complaint are spurious and will vigorously defend the case at trial.

EVmo, Inc.

Notes to Condensed Consolidated Financial Statements

For the Nine Months Ended September 30, 2021 and 2020 (unaudited)

Note 10 - Contingencies

Legal Proceedings

From time to time, the Company may become involved in lawsuits and other legal proceedings that arise in the course of business. Litigation is subject to inherent uncertainties, and it is not possible to predict the outcome of litigation with total confidence. The following description relates to pending legal proceedings or potential claims against us whose outcome may, either individually or in the aggregate, have a material adverse effect on the Company’s business, financial condition, operating results, or cash flows.

Anthony Davis v. EVmo, Inc. (formerly YayYo, Inc.), and Ramy El-Batrawi

This action was filed on March 5, 2020, in the Superior Court of the State of California for the County of Los Angeles. Plaintiff Anthony Davis acted as the Company’s Chief Executive Officer from approximately December 2016 through April 2017. Mr. El-Batrawi is the founder of the Company and its former Chief Executive Officer and director, and was involved, the complaint alleges, in Mr. Davis’s hiring and termination after a brief tenure as CEO. As part of his severance compensation, Mr. Davis was granted stock options to purchase shares of Common Stock. Mr. Davis claims that the Company breached its agreement to award him these stock options and includes a claim for wage and hour violations. The lawsuit also seeks declaratory and injunctive relief. Mr. Davis also included a claim under the California Unfair Practices Act. The Company has denied all liability, asserts that it has paid Mr. Davis all amounts due to him under his separation agreement with the Company, and has vigorously defended this lawsuit. The Company has filed a demurrer in connection with this litigation and that demurrer is expected to be resolved at a hearing in May 2021. If the case is not dismissed at that time, the Company will conduct discovery and file a motion for summary judgment.

In Re YayYo Securities Litigation

Two actions styled as securities class actions were filed in the United States District Court for the Central District of California, on September 9, 2020 (Hamlin v. YayYo) and September 18, 2020, respectively (Koch v. YayYo et al). The plaintiffs to each action individually alleged misrepresentations and material omissions in the registration statement on Form S-1 that the Company filed with the SEC in connection with its initial public offering, which was declared effective on November 13, 2019, claiming violations of Sections 11 and 15 of the Securities Act. Each purported action involved securities class action claims. The district court consolidated the two actions, and the Hamlin action was since dismissed. The district court indicated in its order consolidating the actions that the new caption for the case would be “In Re YayYo Securities Litigation.” The Company filed an answer, denying liability and asserted that it accurately and completely disclosed all material facts and occurrences, including adverse ones, in its registration statement, related public filings and other public statements, and further asserted that the alleged violations of Sections 11 and 15 of the Securities Act are baseless. Each of the parties to this litigation has mutually agreed to request a stay of the proceedings pending a mediation that is tentatively scheduled for April 29, 2021 in which a global settlement, also involving the plaintiff class representative identified in the case described immediately below,

Michael Vanbecelaere v. YayYo, Inc, et al.

Two actions styled as securities class actions were filed in the Superior Court of the State of California for the County of Los Angeles, on July 22, 2020 and July 23, 2020, respectively. The plaintiffs to each action individually alleged misrepresentations and material omissions in the registration statement on Form S-1 that the Company filed with the SEC in connection with its initial public offering, which was declared effective on November 13, 2019, claiming violations of Sections 11 and 15 of the Securities Act. Each action purported to bring a securities class action against the Company; one of the two lawsuits was dismissed on the basis that the lead plaintiff in one of the actions was not a suitable class Representative, and that plaintiff later joined the lawsuit brought by the other one. In its answer, the Company denied liability and asserted that it accurately and completely disclosed all material facts and occurrences, including adverse ones, in its registration statement, related public filings and other public statements, and further asserted that the alleged violations of Sections 11 and 15 of the Securities Act are baseless. Each of the parties to this litigation has mutually agreed to request a stay of the proceedings pending a mediation that is tentatively scheduled for April 29, 2021, which will also include the parties to the action described immediately above.

Uptick Capital, LLC v. EVmo, Inc. (formerly YayYo, Inc.)

On March 5, 2021, Uptick Capital, LLC (“Uptick”), filed an arbitration demand with the American Arbitration Association (“AAA”) alleging breach of contract with respect to an Advisory Agreement that Uptick asserts it entered into with the Company on August 7, 2017. The claim filed with the AAA alleges that “pursuant to the terms of the Advisory Agreement, Uptick was entitled to receive $2,500 per month for three months” plus “an issuance of restricted shares of $50,000 worth of YayYo common stock in exchange for providing certain consulting services to YayYo.” The agreement, according to the demand, was renewed once. The Company has not yet formally responded to the arbitration claim but denies liability and intends to vigorously defend this arbitration on the basis that Uptick failed to comply with the contract. It is unknown what the potential liabilities are but, as of the date of the registration statement of which this prospectus is a part, the Company believes they should not exceed $10,000 in cash and $100,000 worth of stock.